Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
December 31, 2017	Foreign currency amount		USD Equivalent
	C$	GHS	$
Cash and cash equivalents	324	18,874	4,416
VAT receivable	-	23,003	5,070
Accounts payable and accrued liabilities	(895)	(45,439)	(10,722)
Net exposure to foreign currency	(571)	(3,562)	(1,236)

December 31, 2016	Foreign currency amount		USD Equivalent
	C$	GHS	$
Cash and cash equivalents	4,744	7,212	5,251
VAT receivable	-	96,097	22,881
Accounts payable and accrued liabilities	(77)	(28,754)	(6,904)
Net exposure to foreign currency	4,667	74,555	21,228